Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

11. STOCKHOLDERS’ EQUITY (DEFICIT)

On September 15, 2020, the Company issued 1,050,000 shares of common stock in accordance with a strategic alliance agreement and as consideration for the purchase of 1,050,000 share of Psychedelitech, Inc. (“Psychedelitech”) (a private Ontario corporation). As a result of the transaction, the Company purchased 10% of Psychedelitech. The shares were recorded at fair market value on the date of issuance of $26,250. As of December 31, 2020, the investment in Psychedelitech is recorded at cost in the amount of $26,250.

During the year ended December 31, 2020, the Company issued 37,818,154 shares of common stock, in the aggregate, upon conversion of the convertible promissory notes (see Note 7).

During the year ended December 31, 2020, the Company issued 100,909 shares of common stock upon the cashless exercise of 110,000 warrants.

On December 31, 2020, the Company issued 353,622 shares of common stock in relation to an asset sale and purchase agreement entered into on January 21, 2021 (see “Subsequent Events”). The shares were recorded at fair market value on the date of issuance of $40,000. As of December 31, 2020, the Company recorded this amount as other current asset in the consolidated balance sheet.

On February 27, 2019, the Company converted $2,845,414 (CAD $3,740,431), the net carrying value of the principal balance of convertible notes payable and promissory notes payable, and $300,362 (CAD $394,693) of accrued interest into 19,711,362 shares of common stock pursuant to letter agreements with the holders of existing notes and warrants.

STOCK BASED COMPENSATION

During the year ended December 31, 2020, the Company entered into a finder’s fee agreement with a consultant to assist the Company in procuring sources of financing such as equity, debt, or a merger or sale of the Company. Total compensation for the consultant’s efforts and services shall be a cash fee of 10% of the total principal amount of gross proceeds from any financing and 10% of the total shares of common stock purchased or convertible equivalent. During the year ending December 31, 2020, the Company issued 1,250,000 shares of common stock which was recorded at fair value of $46,875 and paid $63,500 in relation to the finder’s fee agreement. The Company recognized these amounts as interest expense in the Company’s consolidated statements of operations and other comprehensive loss during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company issued 3,358,498 vested warrants to Ben Kaplan, the Company’s CEO, in accordance with his employment agreement valued at $720,695. The Company expensed $720,695 as general and administrative expense in relation to this issuance. The Company valued these warrants using the Black-Scholes option pricing model using the following assumptions: a) stock prices of $0.37 and $0.12, b) exercise price of $0.01, c) dividend rate of 0%, d) risk free rates of 0.20% and 0.13%, and e) expected volatility of 570% and 648%.

On August 1, 2020, the Company issued 408,163 shares of common stock to a consultant for services rendered. The Company expensed $61,224 in relation to this issuance.

On August 4, 2020, the Company issued 387,597 shares of common stock to a member of management for services rendered. The Company expensed $50,000 in relation to this issuance.

On August 4, 2020, the Company issued 387,597 shares of common stock to a related party for services rendered. The Company expensed $50,000 in relation to this issuance.

On February 27, 2019, the Company granted 475,642 shares of common stock to Scott Woodrow, a related party and former Director of the Company, in connection with letter agreements (see Note 6).

On February 27, 2019, the Company issued 317,095 shares of common stock in exchange for services fair valued at $158,547 to KW Capital Partners Ltd.

On February 27, 2019, the Company issued 475,642 shares of common stock in exchange for services fair valued at $237,821 to Bezalel Partners LLC.

On February 27, 2019, the Company entered into an agreement to cancel 2,250,000 compensation warrants that had anti-rachet and anti-dilution provisions for 328,111 common shares of the Company.

A Summary of the status of the Company’s option grants as of December 31, 2020 and 2019 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding January 1, 2019	86,251	$-	5.0	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	(86,251)	-	-	-
Outstanding December 31, 2019	-	-	-	-
Granted	-	-	-	-
Exercised	-	-	-	-
Canceled	-	-	-	-
Outstanding December 31, 2020	-	$-	-	$-

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during the year ended December 31, 2020 and 2019

	Underlying Shares	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at January 1, 2019	561,461	$-	-
Granted	-	-	-
Exercised	-	-	-
Forfeited	560,461	-	-
Warrants outstanding at December 31, 2019	-	-	-
Granted	28,803,368	0.01	1.41
Exercised	(110,000)	0.01
Forfeited	-	-	-
Warrants outstanding and exercisable at December 31, 2020	28,693,368	$0.01	1.12

The intrinsic value of warrants outstanding as of December 31, 2020 was $2,926,612.

The warrants granted during the year ending December 31, 2020 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year Ended December 31, 2020
Expected term, in years	2.83
Expected volatility	162.24%
Risk-free interest rate	0.44%
Dividend yield	-